CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions	Total	Cumulative Effect, Period of Adoption, Adjustment [Member]	Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Common Stock	Common Stock Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Additional Paid-in Capital	Additional Paid-in Capital Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment [Member]	Retained Earnings Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Treasury Stock	Treasury Stock Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Total ORIX Corporation Shareholders' Equity	Total ORIX Corporation Shareholders' Equity Cumulative Effect, Period of Adoption, Adjustment [Member]	Total ORIX Corporation Shareholders' Equity Cumulative Effect, Period of Adoption, Adjusted Balance [Member]	Noncontrolling Interests	Noncontrolling Interests Cumulative Effect, Period of Adoption, Adjustment [Member]	Noncontrolling Interests Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Beginning Balance at Mar. 31, 2021	¥ 3,103,144		¥ 3,103,359	¥ 221,111	¥ 221,111	¥ 259,361	¥ 259,361	¥ 2,744,588		¥ 2,744,803	¥ (84,650)	¥ (84,650)	¥ (111,954)	¥ (111,954)	¥ 3,028,456		¥ 3,028,671	¥ 74,688		¥ 74,688
Beginning Balance (Accounting Standards Update 2019-12) at Mar. 31, 2021		¥ 215							¥ 215							¥ 215			¥ 0
Contribution to subsidiaries	28,040														0			28,040
Transaction with noncontrolling interests	(5,713)					20									20			(5,733)
Comprehensive income, net of tax:
Net income	152,719							146,682							146,682			6,037
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	8,320										8,320				8,320			0
Net change of debt valuation adjustments	(61)										(61)				(61)			0
Net change of defined benefit pension plans	149										150				150			(1)
Net change of foreign currency translation adjustments	14,932										14,317				14,317			615
Net change of unrealized gains on derivative instruments	2,170										2,102				2,102			68
Total other comprehensive income	25,510														24,828			682
Total comprehensive income	178,229														171,510			6,719
Cash dividends	(65,307)							(52,438)							(52,438)			(12,869)
Acquisition of treasury stock	(30,547)												(30,547)		(30,547)			0
Disposal of treasury stock	6					(12)							18		6			0
Other, net	432					433							(1)		432			0
Ending Balance at Sep. 30, 2021	3,208,499			221,111		259,802		2,839,047			(59,822)		(142,484)		3,117,654			90,845
Beginning Balance at Jun. 30, 2021	3,115,251			221,111		259,585		2,757,581			(68,573)		(122,172)		3,047,532			67,719
Contribution to subsidiaries	27,286														0			27,286
Transaction with noncontrolling interests	(4,599)														0			(4,599)
Comprehensive income, net of tax:
Net income	82,119							81,466							81,466			653
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	1,939										1,939				1,939			0
Net change of debt valuation adjustments	(37)										(37)				(37)			0
Net change of defined benefit pension plans	196										196				196			0
Net change of foreign currency translation adjustments	5,891										5,414				5,414			477
Net change of unrealized gains on derivative instruments	1,278										1,239				1,239			39
Total other comprehensive income	9,267														8,751			516
Total comprehensive income	91,386														90,217			1,169
Cash dividends	(730)														0			(730)
Acquisition of treasury stock	(20,330)												(20,330)		(20,330)			0
Disposal of treasury stock	6					(12)							18		6			0
Other, net	229					229									229			0
Ending Balance at Sep. 30, 2021	3,208,499			221,111		259,802		2,839,047			(59,822)		(142,484)		3,117,654			90,845
Beginning Balance at Mar. 31, 2022	3,371,401			221,111		260,479		2,909,317			(16,041)		(113,447)		3,261,419			109,982
Contribution to subsidiaries	1,722														0			1,722
Transaction with noncontrolling interests	(3,435)					(14)									(14)			(3,421)
Comprehensive income, net of tax:
Net income	125,597							121,776							121,776			3,821
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(143,867)										(143,867)				(143,867)			0
Net change of debt valuation adjustments	60										60				60			0
Net change of defined benefit pension plans	(316)										(318)				(318)			2
Net change of foreign currency translation adjustments	185,007										177,121				177,121			7,886
Net change of unrealized gains on derivative instruments	18,531										17,059				17,059			1,472
Total other comprehensive income	59,415														50,055			9,360
Total comprehensive income	185,012														171,831			13,181
Cash dividends	(70,759)							(55,704)							(55,704)			(15,055)
Acquisition of treasury stock	(33,151)												(33,151)		(33,151)			0
Disposal of treasury stock	(13)					(29)							16		(13)			0
Other, net	444					444									444			0
Ending Balance at Sep. 30, 2022	3,451,221			221,111		260,880		2,975,389			34,014		(146,582)		3,344,812			106,409
Beginning Balance at Jun. 30, 2022	3,403,485			221,111		260,653		2,915,475			20,277		(123,790)		3,293,726			109,759
Contribution to subsidiaries	1,250														0			1,250
Transaction with noncontrolling interests	(1,242)														0			(1,242)
Comprehensive income, net of tax:
Net income	61,309							59,914							59,914			1,395
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(62,494)										(62,494)				(62,494)			0
Net change of debt valuation adjustments	76										76				76			0
Net change of defined benefit pension plans	(151)										(151)				(151)			0
Net change of foreign currency translation adjustments	70,926										69,445				69,445			1,481
Net change of unrealized gains on derivative instruments	7,600										6,861				6,861			739
Total other comprehensive income	15,957														13,737			2,220
Total comprehensive income	77,266														73,651			3,615
Cash dividends	(6,973)														0			(6,973)
Acquisition of treasury stock	(22,808)												(22,808)		(22,808)			0
Disposal of treasury stock	(13)					(29)							16		(13)			0
Other, net	256					256									256			0
Ending Balance at Sep. 30, 2022	¥ 3,451,221			¥ 221,111		¥ 260,880		¥ 2,975,389			¥ 34,014		¥ (146,582)		¥ 3,344,812			¥ 106,409